Loans and financings - Analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Mar. 09, 2018	Dec. 31, 2017	May 04, 2017	Dec. 31, 2016
Loans and financings
Current	$ 32,513		$ 40,841
Non-current	1,392,354		1,406,458
Total borrowings	1,424,867		1,447,299		$ 1,144,385
Current portion of long term loans and financing (principal)	21,107		28,019
Interest on loans and financing	11,406		12,822
Total current borrowings and current portion of non-current borrowings	32,513		40,841
Fair value disclosed
Loans and financings
Total borrowings	1,401,578		1,535,132
Eurobonds - USD
Loans and financings
Current	9,907		8,778
Non-current	1,032,664		1,032,664
Total borrowings	1,042,571		1,041,442
Total current borrowings and current portion of non-current borrowings	9,907		8,778
Eurobonds - USD | Fair value disclosed
Loans and financings
Total borrowings	1,014,974		1,120,901
Debt with banks
Loans and financings
Current	773		435
Non-current	196,519		199,179
Total borrowings	197,292		199,614
Total current borrowings and current portion of non-current borrowings	773		435
Debt with banks | Fair value disclosed
Loans and financings
Total borrowings	206,349		214,293
Debt with BNDES
Loans and financings
Current	6,117		19,795
Non-current	83,808		73,653
Total borrowings	89,925		93,448
Total current borrowings and current portion of non-current borrowings	6,117		19,795
Debt with BNDES | Fair value disclosed
Loans and financings
Total borrowings	82,208		85,969
Debentures
Loans and financings
Current	7,432		8,885
Non-current	20,756		32,403
Total borrowings	28,188		41,288
Total current borrowings and current portion of non-current borrowings	7,432		8,885
Debentures | Fair value disclosed
Loans and financings
Total borrowings	28,269		41,405
Export credit note
Loans and financings
Current			1,102
Non-current			61,622
Total borrowings			62,724
Total current borrowings and current portion of non-current borrowings			1,102
Export credit note | Fair value disclosed
Loans and financings
Total borrowings			64,058
Other
Loans and financings
Current	8,284		1,846
Non-current	58,607		6,937
Total borrowings	66,891		8,783
Total current borrowings and current portion of non-current borrowings	8,284		1,846
Other | Fair value disclosed
Loans and financings
Total borrowings	69,778		8,506
Fixed rate
Loans and financings
Current	9,884		11,192
Non-current	1,037,361		1,038,459
Total borrowings	1,047,245		1,049,651
Total current borrowings and current portion of non-current borrowings	$ 9,884		11,192
Fixed rate | Eurobonds - USD
Loans and financings
Interest rate (as a percent)	5.13%			5.375%
LIBOR
Loans and financings
Current	$ 7,719		610
Non-current	247,614		230,573
Total borrowings	255,333		231,183
Total current borrowings and current portion of non-current borrowings	$ 7,719		610
LIBOR | Debt with banks
Loans and financings
Borrowings, adjustment to interest rate basis	1.27%
TJLP
Loans and financings
Current	$ 1,467		12,509
Non-current	14,700		35,341
Total borrowings	16,167		47,850
Total current borrowings and current portion of non-current borrowings	$ 1,467		12,509
TJLP | Debt with BNDES
Loans and financings
Borrowings, adjustment to interest rate basis	2.82%
SELIC | Debt with BNDES
Loans and financings
Borrowings, adjustment to interest rate basis	3.10%
TLP
Loans and financings
Current	$ 5,881
Non-current	52,606
Total borrowings	58,487
Total current borrowings and current portion of non-current borrowings	$ 5,881
TLP | Debt with BNDES
Loans and financings
Borrowings, adjustment to interest rate basis	5.23%
CDI
Loans and financings
Current	$ 7,430		9,811
Non-current	20,758		62,632
Total borrowings	28,188		72,443
Total current borrowings and current portion of non-current borrowings	$ 7,430		$ 9,811
CDI | Debentures
Loans and financings
Borrowings, percentage of reference rate	110.50%
CDI | Export credit note
Loans and financings
Borrowings, percentage of reference rate		118.00%